Securities - Summary of securities classified at fair value through profit and loss and at fair value through other comprehensive income (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Short-term deposits, classified as cash equivalents	R$ 105,204	R$ 123,817	R$ 90,530	R$ 69,647	R$ 261,317
Investment in specially constituted investment fund	R$ 7,230,918	R$ 3,759,090